COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies 1	$ 415,000
Commitments And Contingencies 2	468,000
Commitments And Contingencies 3	380,000
Commitments And Contingencies 4	101,764	101,764
Commitments And Contingencies 5	24,350,000
Commitments And Contingencies 6		153,600,000
Commitments And Contingencies 7	19,090,000
Commitments And Contingencies 8		120,260,000